Condensed Consolidated Balance Sheets (Unaudited), (Parenthetical) - shares	Jun. 30, 2016	Jun. 10, 2016	Dec. 31, 2015
EQUITY
Common units issued (units)	100,691,105	6,325,000	93,478,326
General partner units issued (units)	1,900,515		1,900,515